Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events
16. Subsequent Events
The Company has evaluated all material events occurring after the balance sheet date, up to August 25, 2025, the date the condensed financial statements were available to be issued.
Second Lien Loan Agreement
In July 2025 and August 2025, the Company received $
14.0
 million under the Second Lien Loan Agreement (see Note 5), including $
12.4
 million from an officer of AACT and a vehicle owned by certain Ares employees in which an officer and director of AACT are invested.
Further, on August 25, 2025, the Company entered into a Second Amendment to the Second Lien Loan Agreement pursuant to which an affiliate of AACT agreed to invest an aggregate of up to $
20.0
 million in

delayed draw second lien loans, which the Company can draw in four $5.0 million increments. In connection with the issuance of each delayed draw loan, the Company agreed to issue the investor warrants to purchase a number of shares of the Company’s preferred stock with a value equal to 5.0% of the drawn amount. No amounts have been drawn under this arrangement.
Stock Option Grants
In August 2025, the Company granted an aggregate of 1,536,700 stock option awards, each at an exercise price of $5.88 per share.

19.	Subsequent Events
The Company has evaluated all material events occurring after the balance sheet date, up to May 14, 2025, the date the financial statements were available to be issued.
Ares Acquisition Corporation II [Member]
Subsequent Events
10. SUBSEQUENT EVENTS
Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed financial statements were issued required potential adjustment to or disclosure in the unaudited condensed financial statements. Other than as described below, the Company concluded that there have been no events that have occurred that would require adjustments to the unaudited condensed financial statements.
In July 2025, the Sponsor made its monthly Contribution and deposited $987,194 into the Trust Account. 50% of such Contribution is an obligation of the Company pursuant to the Extension Note. Kodiak has agreed to reimburse the Sponsor for the other 50% of such Contribution.

10. SUBSEQUENT EVENTS
Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued required potential adjustment to or disclosure in the financial statements. The Company concluded that there have been no events that have occurred that would require adjustments to the financial statements.